Document And Entity Information	Oct. 07, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 07, 2025
Entity Registrant Name	MannKind Corporation
Entity Central Index Key	0000899460
Entity Emerging Growth Company	false
Entity File Number	000-50865
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	1 Casper Street
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	(818)
Local Phone Number	661-5000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MNKD
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by MannKind Corporation (the “Company”) on October 9, 2025 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is filed to (i) update the information in Item 9.01(a) of the Original Report to include the audited consolidated financial statements of scPharma (as defined in the Original Report) as of and for the year ended December 31, 2024 and to include the unaudited interim condensed consolidated financial statements of scPharma as of and for the three and six months ended June 30, 2025; and (ii) update the information in Item 9.01(b) of the Original Report to include the unaudited pro forma condensed combined financial information of the Company as of and for the six months ended June 30, 2025 and the year ended December 31, 2024. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.Capitalized terms used but not defined herein have the meanings given to them in the Original Report.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.